Cash, Cash Equivalents and Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2020
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents and restricted cash
	June 30,	December 31,
	2020	2019
	unaudited

Cash held in banks	$655	$937
Bank deposits in U.S.$ (annual average interest rates 1.26% and 1.49%)	9,508	3,011
Total cash and cash equivalents	10,163	3,948
Cash held with respect to CVR Agreement	2,524	1,400
Short-term restricted cash	145	100
Long-term restricted cash	60	76
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$12,892	$5,524